Consolidated Statement of Changes in Equity ¥ in Thousands, $ in Thousands	Share capital USD ($) shares	Share capital CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2014		¥ 50		¥ 798,221		¥ (2,815)		¥ 84,263		¥ 555,323		¥ 4,954		¥ 1,439,996
Balance, shares at Mar. 31, 2014 | shares	73,140,147	73,140,147			(136,899)	(136,899)
Net income										107,292		501		107,793
Other comprehensive income/losses								(21,033)						(21,033)
Share-based compensation				16,457										16,457
Balance at Mar. 31, 2015		¥ 50		814,678		¥ (2,815)		63,230		662,615		5,455		¥ 1,543,213
Balance, shares at Mar. 31, 2015 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248
Net income										90,970		363		¥ 91,333
Other comprehensive income/losses								21,549						21,549
Share-based compensation				58,976										58,976
Dividend declared to holder of non-controlling interests												(1,646)		(1,646)
Balance at Mar. 31, 2016		¥ 50		873,654		¥ (2,815)		84,779		753,585		4,172		¥ 1,713,425
Balance, shares at Mar. 31, 2016 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248
Net income										126,190		2,499	$ 18,696	¥ 128,689
Other comprehensive income/losses								(60,351)					(8,768)	(60,351)
Share-based compensation				62,763										62,763
Dividend declared to holder of non-controlling interests												(1,977)		(1,977)
Balance at Mar. 31, 2017	$ 7	¥ 50	$ 136,044	¥ 936,417	$ (409)	¥ (2,815)	$ 3,549	¥ 24,428	$ 127,815	¥ 879,775	$ 682	¥ 4,694	$ 267,688	¥ 1,842,549
Balance, shares at Mar. 31, 2017 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248